United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Principal Amount, Shares or Contracts			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (Abs)—0.4%
$2,676,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.174%, 4/25/2024	$2,698,457
6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.124%, 5/25/2024	6,324,350
6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.724%, 2/25/2024	6,147,308
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 5.024%, 2/25/2024	1,939,124
9,620,000		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.524%, 7/25/2024	9,596,945
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 4.124%, 4/25/2024	2,763,809
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $27,760,074)	29,469,993
		CORPORATE BONDS—38.4%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,870,477
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	3,183,861
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	548,766
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,979,564
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	10,660,989
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,955,102
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,846,612
		TOTAL	26,045,371
		Basic Industry - Metals & Mining—1.3%
500,000		Alcoa, Inc., 5.87%, 2/23/2022	543,750
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,435,028
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,027,763
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	920,678
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,556,250
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,218,000
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,740,300
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,371,715
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,517,290
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,145,952
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,812,640
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,380,000
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,552,619
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,573,573
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,980,470
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,282,694
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,428,557
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,242,187
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,445,474
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,828,577
		TOTAL	90,003,517
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	3,039,346
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	7,652,175
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,548,910
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,534,418

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—continued
$95,000		Westvaco Corp., 7.65%, 3/15/2027	$103,588
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	488,909
		TOTAL	20,367,346
		Capital Goods - Aerospace & Defense—0.6%
7,480,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,982,432
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,568,200
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,688,301
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,683,750
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	4,122,337
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,942,137
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,278,550
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,900,501
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,236,883
		TOTAL	40,403,091
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	523,575
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,598,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,074,200
		TOTAL	18,195,775
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,699,020
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	85,426
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	520,021
		TOTAL	8,304,467
		Capital Goods - Diversified Manufacturing—0.6%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,209,452
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	206,265
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	412,877
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	236,051
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	163,124
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,405,623
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,878,820
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	626,425
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	420,880
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,580,182
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,296,002
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	9,975,752
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	2,018,345
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,624,211
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	7,555,663
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	3,046,734
		TOTAL	38,656,406
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,907,021
		Communications - Cable & Satellite—0.8%
8,625,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 4.908%, 7/23/2025	9,526,683
4,585,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 6.484%, 10/23/2045	5,654,351
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,630,876

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	$5,493,751
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	2,014,912
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,229,762
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	4,110,651
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,321,746
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,622,622
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,469,259
		TOTAL	53,074,613
		Communications - Media & Entertainment—1.9%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	9,112,879
230,000		21st Century Fox America, Inc., 8.00%, 10/17/2016	231,765
600,000		21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	825,563
15,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,948,585
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,663,112
9,120,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	9,899,523
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,808,530
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,199,916
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,394,498
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,529,230
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,387,379
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,955,485
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,460,822
3,355,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,660,630
6,250,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	7,030,494
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,581,718
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,883,313
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,629,355
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 12/15/2021	4,271,320
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,676,521
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	10,793,144
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,865,946
		TOTAL	133,809,728
		Communications - Telecom—0.5%
4,375,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	4,493,449
2,970,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,295,203
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	4,006,342
8,620,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.70%, 6/15/2026	9,053,620
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	9,284,453
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,621,696
		TOTAL	32,754,763
		Communications - Telecom Wirelines—1.3%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,677,135
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	3,094,410
9,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	9,922,533
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	7,401,154
4,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	4,414,500
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	14,662,170
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,219,840
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,986,758

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	$4,617,256
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,621,550
2,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	2,762,591
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,839,864
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,565,281
10,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	13,585,240
		TOTAL	87,370,282
		Consumer Cyclical - Automotive—1.4%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,568,721
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,131,985
10,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,964,160
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	4,007,239
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	5,483,441
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,148,685
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.134%, 8/4/2025	5,313,940
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,900,111
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,670,068
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	6,037,833
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,593,450
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,562,545
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,470,190
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,784,927
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,995,921
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,226,548
		TOTAL	96,859,764
		Consumer Cyclical - Leisure—0.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,178,089
		Consumer Cyclical - Lodging—0.2%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,624,750
4,710,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	5,248,358
		TOTAL	11,873,108
		Consumer Cyclical - Retailers—1.3%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,410,415
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,150,348
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,922,180
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,874,745
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	7,012,047
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	7,239,281
448,365	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	495,847
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,824,165
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,556,374
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,203,214
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	5,114,799
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	11,142,510
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,797,233
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,530,570
4,450,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	4,685,436
4,500,000		Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,695,961
8,345,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	8,461,388

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$10,400,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	$10,851,360
		TOTAL	88,967,873
		Consumer Cyclical - Services—0.2%
5,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	5,259,925
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,774,306
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	3,184,335
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,528,139
		TOTAL	14,746,705
		Consumer Non-Cyclical - Food/Beverage—1.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	270,629
7,600,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	8,129,728
3,375,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	3,364,784
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,099,745
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,409,569
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,805,899
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	10,126,007
5,600,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	5,687,007
9,690,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,525,026
2,960,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	3,245,536
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,515,240
3,170,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	3,215,071
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	6,392,477
3,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,633,183
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	204,708
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	261,209
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	252,611
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,767,005
		TOTAL	79,905,434
		Consumer Non-Cyclical - Health Care—0.5%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,120,471
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,995,974
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,520,065
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,278,204
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,839,575
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,853,315
3,000,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	3,072,234
4,100,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	4,276,632
6,200,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	6,558,385
		TOTAL	34,514,855
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
5,500,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	5,630,669
1,925,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	2,039,316
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,799,974
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,706,028
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,867,632
6,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,503,688
4,460,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,985,334
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,484,300
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	552,171

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$5,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	$5,007,445
5,560,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	5,609,918
7,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	7,181,895
		TOTAL	53,368,370
		Consumer Non-Cyclical - Products—0.3%
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,639,915
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	1,961,909
11,910,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	13,016,320
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	517,916
		TOTAL	20,136,060
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	4,280,289
		Consumer Non-Cyclical - Tobacco—0.4%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,368,739
10,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	11,618,896
10,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	13,681,495
		TOTAL	27,669,130
		Energy - Independent—1.0%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	9,751,320
9,610,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,649,965
10,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	10,236,650
12,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,677,754
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,617,884
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,996,280
5,710,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,819,278
14,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	13,246,961
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	909,370
		TOTAL	69,905,462
		Energy - Integrated—1.3%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,323,317
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,568,673
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,639,216
100,000		BP PLC, Deb., 8.75%, 3/1/2032	152,970
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,454,927
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,639,972
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,299,240
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,291,565
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,151,453
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,370,988
12,800,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	11,184,640
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,491,140
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,368,715
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	5,290,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	976,826
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,881,818
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	3,177,841
		TOTAL	89,263,801

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.9%
$4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	$4,333,172
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,896,759
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,394,570
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.90%, 5/15/2046	6,713,163
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,219,314
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,855,879
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	433,965
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,715,645
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,325,266
500,000		Sunoco, Inc., 5.75%, 1/15/2017	507,567
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,846,150
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	8,355,448
5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,677,935
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,380,303
		TOTAL	61,655,136
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,471,277
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	5,844,967
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,578,420
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,840,012
9,600,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	10,488,000
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	5,120,871
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	236,250
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	4,873,250
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,058,825
		TOTAL	36,511,872
		Energy - Refining—0.5%
7,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	7,407,127
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	9,395,669
7,110,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	7,995,366
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,062,973
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,828,065
		TOTAL	32,689,200
		Financial Institution - Banking—6.2%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	524,629
9,995,000		American Express Co., 2.65%, 12/2/2022	10,263,096
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,007,106
7,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	7,547,983
10,000,000		Bank of America Corp., Series MTN, 3.875%, 8/1/2025	10,731,550
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,103,472
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,255,382
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,801,582
6,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	6,275,214
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,248,538
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,615,145
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	541,778
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,649,464
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,859,452
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	7,297,801

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	$17,527,897
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	11,234,379
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,342,128
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,823,481
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,160,755
4,280,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	4,479,251
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	8,092,543
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	3,009,801
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	7,243,040
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	10,251,283
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	5,166,510
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,076,748
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,217,493
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	310,856
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	7,021,329
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,572,432
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	5,992,884
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,798,576
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	548,581
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,558,010
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	8,143,659
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	5,303,125
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	568,189
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,316,613
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,156,507
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	13,359,864
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,492,576
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,226,105
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,086,344
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,665,034
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,592,454
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,676,631
3,000,000		JPMorgan Chase & Co., Series MTN, 3.006%, 2/25/2021	3,084,900
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	11,081,380
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,132,028
10,000,000		JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,866,910
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,176,789
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,303,239
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,089,965
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,151,132
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	524,016
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,027,601
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,514,903
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,693,302
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	573,431
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.022%, 5/17/2023	1,984,900
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	10,411,920
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,583,745
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,689,623

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	$2,109,694
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,282,268
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.303%, 3/29/2049	474,375
486,117	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	230,234
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,765,670
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,281,625
3,310,000		SunTrust Bank, Sub., 3.30%, 5/15/2026	3,408,522
4,160,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,248,733
3,850,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,994,575
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	600,670
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	2,950,000
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	517,616
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,424,303
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,291,477
6,820,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	7,824,163
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,916,478
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,682,163
		TOTAL	427,629,620
		Financial Institution - Broker/Asset Mgr/Exchange—1.3%
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,782,929
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,276,964
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,638,441
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,670,376
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,645,522
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	3,022,366
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,613,354
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,593,116
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,378,001
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,688,096
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	8,901,212
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,651,457
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,972,245
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,962,808
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,360,886
		TOTAL	92,157,773
		Financial Institution - Finance Companies—0.8%
6,170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	6,416,800
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,615,494
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,433,772
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,445,984
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,114,145
9,147,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	9,418,163
573,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	626,443
3,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,304,687
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,208,118
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,339,846
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	1,052,021
		TOTAL	53,975,473

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.4%
$10,075,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	$10,280,379
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,043,213
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	7,434,893
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,850,658
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,123,213
		TOTAL	26,732,356
		Financial Institution - Insurance - Life—1.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,072,220
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,781,430
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	1,043,295
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,801,292
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,157,109
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,218,997
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,179,928
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	26,364,982
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,547,500
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	337,175
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	551,687
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,953,219
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,881,988
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,755,805
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,265,973
3,000,000		Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	3,389,844
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,377,932
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	495,047
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,586,602
		TOTAL	99,762,025
		Financial Institution - Insurance - P&C—0.9%
4,350,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	4,674,127
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	499,679
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,967,847
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,181,256
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,721,329
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,257,028
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,633,826
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,332,869
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,311,570
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,204,703
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	4,006,837
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,968,085
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,420,355
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,610,252
		TOTAL	61,789,763
		Financial Institution - REIT - Apartment—0.4%
3,745,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	4,019,467
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,631,179
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,013,029
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,318,316

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	$10,568,854
		TOTAL	31,550,845
		Financial Institution - REIT—0.3%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,215,403
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,584,141
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,906,941
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,074,278
8,260,000		Healthcare Trust of America, 3.70%, 4/15/2023	8,541,649
		TOTAL	24,322,412
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,130,854
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,332,925
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,250,956
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,312,468
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,850,841
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	303,563
		TOTAL	19,181,607
		Financial Institution - REIT - Other—0.6%
9,610,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	9,900,626
2,660,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,842,670
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,273,360
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,285,475
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,410,935
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,441,224
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,475,920
		TOTAL	43,630,210
		Financial Institution - REIT - Retail—0.4%
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,179,186
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,800,908
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,605,040
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,248,332
3,910,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,913,206
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,747,801
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,706,435
		TOTAL	31,200,908
		Municipal Services—0.0%
782,533	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	955,152
1,510,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,794,832
		TOTAL	2,749,984
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,582,617
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,078,925
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,232,533
		TOTAL	11,894,075
		Technology—2.3%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,916,890
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	7,171,717
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,882,032

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	$2,086,803
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,432,842
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,062,525
250,000		Corning, Inc., 4.25%, 8/15/2020	270,160
1,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	2,042,260
7,580,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	8,140,420
4,350,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,378,231
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	6,058,062
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,712,246
4,980,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	5,721,970
1,975,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	2,100,288
8,470,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	8,857,908
400,000		IBM Corp., 1.875%, 5/15/2019	407,252
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,527,939
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,069,880
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,686,682
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,743,826
11,630,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	12,107,958
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,569,861
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,663,420
7,420,000		Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,838,251
4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,962,822
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,898,280
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	537,110
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,055,507
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,179,773
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,868,750
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,044,498
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,502,848
		TOTAL	156,499,011
		Transportation - Airlines—0.2%
192,458		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	203,881
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	10,863,102
		TOTAL	11,066,983
		Transportation - Railroads—0.5%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	2,009,170
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	13,225,954
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,272,251
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,729,152
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	5,126,765
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,576,900
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	6,044,673
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,499,221
		TOTAL	33,484,086
		Transportation - Services—0.5%
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,019,659
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,813,692
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,771,888
16,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	17,337,188

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	$3,117,594
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,025,055
		TOTAL	38,085,076
		Utility - Electric—2.2%
3,150,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	3,405,648
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,178,199
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,218,500
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	4,055,344
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	989,102
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,897,470
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,909,382
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	410,492
7,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	7,072,081
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,943,918
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	572,546
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,061,150
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	7,060,176
3,940,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 3.55%, 6/15/2026	4,154,986
5,600,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2046	6,191,052
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	252,782
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	621,464
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,769,885
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,845,316
243,840	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	250,764
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,906,660
2,960,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	3,121,362
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,752,294
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,123,707
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.25%, 4/20/2046	8,504,189
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,489,684
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,697,518
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,119,686
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	911,935
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	343,098
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,506,411
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,634,727
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,541,188
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	550,036
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	554,553
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,885,696
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,925,931
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,664,532
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	6,154,689
		TOTAL	152,248,153
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	669,751
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,505,013
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	11,384,310
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,847,391

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	$3,865,797
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,137,757
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,620,989
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,513,618
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,573,015
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,404,900
		TOTAL	40,522,541
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,462,267,187)	2,648,900,429
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
9,068		FNMA ARM 681769, 2.349%, 1/01/2033	9,480
		Government National Mortgage Association—0.0%
693		GNMA2 ARM 8717, 2.00%, 10/20/2025	708
1,950		GNMA2 ARM 80201, 30 Year, 2.125%, 5/20/2028	2,002
		TOTAL	2,710
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,079)	12,190
		ASSET-BACKED SECURITIES—0.3%
		Auto Receivables—0.2%
6,450,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 6/15/2028	6,457,982
2,520,000	[1,2]	Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	2,532,604
1,654,847		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	1,657,696
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,001,786
		TOTAL	14,650,068
		Financial Institution - Finance Companies—0.0%
122,165		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	91,961
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.608%, 6/17/2030	6,016,616
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,746,881)	20,758,645
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
		Agency Commercial Mortgage-Backed Securities—0.3%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.743%, 11/25/2045	8,599,929
11,890,000	[1,2]	FREMF Mortgage Trust 2015-K49, Series 2015-K49, Class B, 3.848%, 10/25/2048	11,877,335
		TOTAL	20,477,264
		Commercial Mortgage—2.4%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.00%, 2/10/2051	7,928,259
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,665,679
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,295,436
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	11,100,187
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.097%, 6/10/2046	7,771,352
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,579,948
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,769,070
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	4,053,207
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,608,185
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,839,144
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.641%, 9/10/2047	8,954,236
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,839,284

Principal Amount, Shares or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	$15,013,998
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.472%, 2/12/2051	7,006,443
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.256%, 12/12/2049	17,437,584
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,249,513
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,401,464
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,140,157
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,974,689
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,784,833
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	9,024,022
		TOTAL	163,436,690
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $174,212,228)	183,913,954
		U.S. TREASURY—16.0%
		U.S. Treasury Bonds—6.0%
31,640,000		United States Treasury Bond, 2.25%, 8/15/2046	31,758,650
42,510,000		United States Treasury Bond, 2.50%, 2/15/2045	44,890,505
31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	33,173,579
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	133,218,870
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,706,432
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,326,419
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	60,520,569
21,300,000		United States Treasury Bond, 3.00%, 11/15/2045	24,815,644
44,950,000		United States Treasury Bond, 3.125%, 8/15/2044	53,542,471
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	3,151,416
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,673,906
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	11,000,279
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,965,723
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,424,414
		TOTAL	415,168,877
		U.S. Treasury Notes—10.0%
11,012,119		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,109,980
13,415,040		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,553,251
42,594,000		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	42,951,308
61,975,200		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	64,376,132
6,420,968		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	6,582,433
47,313,760		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	47,693,103
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	229,925
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	255,188
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	142,041
16,500,000		United States Treasury Note, 0.75%, 7/15/2019	16,420,622
99,500,000		United States Treasury Note, 0.75%, 8/15/2019	99,002,500
12,500,000		United States Treasury Note, 1.125%, 6/30/2021	12,455,750
25,000,000		United States Treasury Note, 1.25%, 7/31/2023	24,677,390
4,590,000	[5]	United States Treasury Note, 1.375%, 9/30/2020	4,633,526
500,000		United States Treasury Note, 1.50%, 1/31/2022	505,378
2,000,000		United States Treasury Note, 1.50%, 8/15/2026	1,985,625
26,900,000		United States Treasury Note, 1.625%, 6/30/2020	27,427,544
39,400,000		United States Treasury Note, 1.625%, 7/31/2020	40,174,529
3,000,000		United States Treasury Note, 1.625%, 8/15/2022	3,047,739

Principal Amount, Shares or Contracts			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$7,340,000		United States Treasury Note, 1.625%, 2/15/2026	$7,363,103
20,350,000		United States Treasury Note, 1.625%, 5/15/2026	20,407,814
7,300,000		United States Treasury Note, 1.75%, 10/31/2020	7,477,233
18,900,000	[5]	United States Treasury Note, 1.75%, 3/31/2022	19,336,981
14,700,000		United States Treasury Note, 1.75%, 4/30/2022	15,035,827
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,411,704
31,200,000		United States Treasury Note, 1.75%, 1/31/2023	31,844,645
9,500,000		United States Treasury Note, 1.875%, 5/31/2022	9,785,074
10,450,000		United States Treasury Note, 1.875%, 8/31/2022	10,757,604
24,900,000		United States Treasury Note, 2.00%, 11/30/2020	25,761,450
10,000,000		United States Treasury Note, 2.00%, 10/31/2021	10,369,912
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	19,066,518
4,900,000		United States Treasury Note, 2.00%, 2/15/2025	5,076,685
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,505,285
18,655,000		United States Treasury Note, 2.125%, 8/31/2020	19,383,769
5,000,000	[5]	United States Treasury Note, 2.125%, 6/30/2021	5,213,262
5,320,000		United States Treasury Note, 2.125%, 6/30/2022	5,552,903
7,320,000		United States Treasury Note, 2.125%, 5/15/2025	7,659,218
3,265,000		United States Treasury Note, 2.25%, 11/15/2025	3,451,903
35,840,000		United States Treasury Note, 2.375%, 8/15/2024	38,141,025
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,931,929
		TOTAL	687,757,808
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,040,046,247)	1,102,926,685
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
9,568		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	10,941
5,050		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,781
7,654		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	7,776
1,236		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	1,258
18,973		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	21,664
144,945		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	156,431
162,226		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	173,599
57		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	57
		TOTAL	377,507
		Federal National Mortgage Association—0.0%
9,706		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	11,609
30,312		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	32,657
8,563		Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	8,712
47,940		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	54,267
27,535		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	28,264
33,856		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	38,873
		TOTAL	174,382
		Government National Mortgage Association—0.0%
6,351		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,291
3,945		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,594
3,859		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,559
8,721		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	10,170
8,461		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	9,410

Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$11,338	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	$13,220
228	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	246
4,105	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	4,895
796	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	931
11,530	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	13,557
7,075	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	8,341
6,895	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	8,095
55,203	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	62,155
40,576	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	45,693
12,851	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	14,477
60,796	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	68,392
72,894	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	82,029
41,504	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	46,712
88,560	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	98,425
37,647	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	41,845
33,898	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	38,196
83,791	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	93,302
18,804	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	21,474
10,227	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	11,974
9,161	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	10,795
447	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	525
423	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	501
2,229	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,650
111	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	134
91,009	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	106,053
1,926	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,271
1,703	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,951
19,457	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	23,489
54,311	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	65,075
429	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	504
83,383	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	91,631
64,099	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	71,899
915,580	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,051,715
71,925	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	78,544
252,807	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	278,697
20,781	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	23,574
24,557	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	28,592
23,632	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	27,318
	TOTAL	2,575,901
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,781,619)	3,127,790
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% 12/1/2038	12,875,050
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% 6/15/2028	10,362,700
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,040,076)	23,237,750

Principal Amount, Shares or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.0%
$107,071	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.482%, 8/15/2039	$107,782
	Federal Home Loan Mortgage Corporation—0.1%
1,528,499	Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,693,909
261,886	Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	270,302
268,453	Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	292,247
1,253,089	Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	1,387,915
	TOTAL	3,644,373
	Federal National Mortgage Association—0.0%
699	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	719
654	Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	696
99,109	Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	101,131
2,000,000	Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,391,338
	TOTAL	2,493,884
	Government National Mortgage Association—0.1%
26,162	Government National Mortgage Association REMIC 2003-1, Class PE, 5.50%, 7/16/2032	26,463
3,669,728	Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	4,017,139
466,312	Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	488,879
	TOTAL	4,532,481
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,192,421)	10,778,520
	FOREIGN GOVERNMENT/AGENCY—0.4%
	Sovereign—0.4%
22,100,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $23,023,921)	24,337,625
	PURCHASED PUT OPTION—0.0%
51,550,000	Citi USD PUT/MXN CALL (Put-Option) Strike Price: $18.00; Expiration Date: 11/22/2016 (IDENTIFIED COST $670,569)	402,966
	INVESTMENT COMPANIES—40.7%[6]
24,748,811	Emerging Markets Core Fund	256,892,654
7,547,320	Federated Bank Loan Core Fund	75,699,622
64,799,860	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[7]	64,799,860
156,915,408	Federated Mortgage Core Portfolio	1,576,999,848
34,744,431	Federated Project and Trade Finance Core Fund	323,818,101
79,765,388	High Yield Bond Portfolio	504,117,251
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,675,003,399)	2,802,327,336
	TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $6,455,756,701)[8]	6,850,193,883
	OTHER ASSETS AND LIABILITIES—NET-0.6%[9]	43,028,297
	TOTAL NET ASSETS—100%	$6,893,222,180
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10U.S. Treasury Note 5-Year Long Futures	6,715	$814,193,750	December 2016	$(896,889)
10U.S. Treasury Note 2-Year Short Futures	1,000	$218,312,500	December 2016	$138,376
10U.S. Treasury Note 10-Year Short Futures	9,056	$1,185,628,500	December 2016	$3,022,603
10U.S. Treasury 10-Year Ultra Bond Short Futures	164	$23,677,500	December 2016	$(6,941)
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,257,149

The average notional value of long and short futures contracts held by the Fund throughout the period was $1,528,958,743 and $1,585,117,707, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
11/2/2016	BNP Paribas SA	140,659,155 NOK	22,295,000 SGD	$520,666
Contracts Sold:
11/17/2016	CitiBank N.A	1,713,906,000 JPY	$17,000,000	$381,176
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$901,842
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,224,481 and $1,225,751, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2016[11]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
Barclays Capital	Series 25 CDX Index EM	Sell	1.00%	6/20/2021	2.50%	$72,000,000	$4,608,000	$6,189,104	$(1,581,104)
Centrally Cleared Swaps:
Citigroup, Inc.	Series 25 Investment Grade CDX Index	Sell	1.00%	12/20/2020	0.77%	$160,000,000	$1,531,168	$1,108,860	$422,308
TOTAL CREDIT DEFAULT SWAPS							$6,139,168	$7,297,964	$(1,158,796)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $196,340,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $242,960. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $478,084,596, which represented 6.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2016, these liquid restricted securities amounted to $464,676,273, which represented 6.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,178,089
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$480,840	$230,234
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.

Transactions involving the affiliated holdings during the period ended August 31, 2016, were as follows:
	Emerging Market Fixed Income Core Fund	Emerging Markets Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project And Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	4,438,922	—	5,590,242	31,615,273	155,217,598	32,317,407	93,816,561	322,996,003
Purchases/Additions	2,318,394	24,748,811	1,957,078	924,217,879	21,456,803	2,427,024	3,061,398	980,187,387
Sales/Reductions	(6,757,316)	—	—	(891,033,292)	(19,758,993)	—	(17,112,571)	(934,662,172)
Balance of Shares Held 8/31/2016	—	24,748,813	7,547,320	64,799,860	156,915,408	34,744,431	79,765,388	368,521,218
Value	$—	$256,892,654	$75,699,622	$64,799,860	$1,576,999,848	$323,818,101	$504,117,251	$2,802,327,336
Dividend Income/Allocated Investment Income	$6,624,531	$2,651,434	$2,354,398	$154,431	$32,198,363	$10,017,416	$26,643,549	$80,644,122
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(3,774,184)	$—	$—	$—	$—	$—	$—	$(3,774,184)
7	7-day net yield.
8	At August 31, 2016, the cost of investments for federal tax purposes was $6,455,756,701. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) foreign exchange contracts and (d) swap contracts was $394,437,182. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $420,411,311 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,974,129.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (‘Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$29,469,993	$—	$29,469,993
Corporate Bonds	—	2,648,670,195	230,234	2,648,900,429
Adjustable Rate Mortgages	—	12,190	—	12,190
Asset-Backed Securities	—	20,758,645	—	20,758,645
Commercial Mortgage-Backed Securities	—	183,913,954	—	183,913,954
U.S. Treasury	—	1,102,926,685	—	1,102,926,685
Mortgage-Backed Securities	—	3,127,790	—	3,127,790
Municipal Bonds	—	23,237,750	—	23,237,750
Collateralized Mortgage Obligations	—	10,778,520	—	10,778,520
Foreign Governments/Agency	—	24,337,625	—	24,337,625
Purchased Put Option	—	402,966	—	402,966
Investment Companies[1]	64,799,860	—	—	2,802,327,336
TOTAL SECURITIES	$64,799,860	$4,047,636,313	$230,234	$6,850,193,883
Other Financial Instruments[2]:
Assets	3,160,979	7,041,010	—	10,201,989
Liabilities	(903,830)	—	—	(903,830)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,257,149	$7,041,010	$—	$9,298,159
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $2,737,527,476 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GNMA	—Government National Mortgage Association
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SGD	—Singapore Dollar
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016